SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2021, 2020 and 2019:

	2021		2020		2019
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	1,082,500	10.56	835,000	10.72	417,500	11.43
Granted	480,000	8.79	350,000	13.45	525,000	12.19
Exercised	(129,000)	7.48	(17,500)	8.63	(65,000)	9.92
Forfeited	—	—	(85,000)	11.02	(42,500)	11.80
Options outstanding at end of year	1,433,500	9.65	1,082,500	10.56	835,000	10.72

Exercisable at end of year	578,500	10.02	418,167	9.45	236,167	9.58